Commitments and Contingencies - Additional Information (Detail) $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2014	Mar. 31, 2015 USD ($) Agreement	Mar. 31, 2014 USD ($)	Jun. 30, 2014	Dec. 31, 2014 USD ($) Agreement	Dec. 31, 2013 USD ($)
Unrecorded Unconditional Purchase Obligation [Line Items]
Future minimum lease payments		$ 4,540			$ 4,749
Lease expiration		2019			2019
Lease expiration extension		Mar. 31, 2024			Mar. 31, 2024
Rent expense		$ 218	$ 231		$ 952	$ 906
Milestone payments from the Company		$ 19,000			$ 19,000
Number of additional license agreements | Agreement		2			2
License agreements fee		$ 2,300			$ 2,300
Research and Development Arrangement, Contract to Perform for Others, Period After Notice Required Before Contract Termination	30 days			30 days
Research and Development Arrangement [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Projected fees and expenses under agreement		$ 500			$ 500
Percent of transaction consideration		4.00%			4.00%
Discontinued Operations [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Rent expense		$ 178	$ 200		$ 827	$ 781
Services Business [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Future minimum lease payments					$ 4,718